Financial Instruments and Risk Management (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
USD [Member]
Financial instruments and risk management [Line Items]
Increase or decrease in exchange rate	5.00%
Impact of increase or decrease in rate on net result	SFr 57,870	SFr 10,913
EUR [Member]
Financial instruments and risk management [Line Items]
Increase or decrease in exchange rate	5.00%
Impact of increase or decrease in rate on net result	SFr 5,532	82,850
AUD [Member]
Financial instruments and risk management [Line Items]
Increase or decrease in exchange rate	5.00%
Impact of increase or decrease in rate on net result	SFr 0	SFr 43,977